Restructuring (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Percent of positions eliminated (in percentage)	50.00%
Total restructuring charges		$ 3,763
Employee Severance
Restructuring Cost and Reserve [Line Items]
Incurred cost	$ 3,800
Operations and support
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		796
Marketing
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		593
Product development
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		1,743
General and administrative
Restructuring Cost and Reserve [Line Items]
Total restructuring charges		$ 631